Loans receivable (Tables)	6 Months Ended
Jun. 30, 2024
Loans receivable.
Schedule of loans receivable

	June 30, 2024	December 31, 2023
Balance at January 1	148	3,834
New loans granted	2,569	1,933
Repayments of principal	(164)	(969)
Interest charged	25	1,403
Foreign exchange (gain) / loss	(9)	(18)
Expected credit losses	(2,032)	(6,000)
Write-off of loans receivable	(41)	(35)
Balance at June 30/December 31	496	148